Schedule of Investments (unaudited) September 30, 2019	BlackRock CoreAlpha Bond Fund of BlackRock Funds VI (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Fund of Master Investment Portfolio	$1,487,446,932

Total Investments (Cost — $1,433,372,138) — 100.0%	1,487,446,932

Liabilities in Excess of Other Assets — (0.0)%	(247,552)

Net Assets — 100.0%	$1,487,199,380

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,487,446,932 and 84.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.0%

Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A(a)	1,643,590	$1
HoldCo 2 NPV, Class B(a)	163,560	—

Total Common Stocks — 0.0% (Cost — $—)		1

	Par (000)

Asset-Backed Securities — 16.0%
AmeriCredit Automobile Receivables Trust:
Series 2016-1, Class D, 3.59%, 02/08/22	$420	424,313
Series 2017-3, Class C, 2.69%, 06/19/23	2,410	2,429,600
Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,284,699
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 2.84%, 06/25/34(b)	75	75,742
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 2.38%, 10/25/35(b)	63	63,357
Avant Loans Funding Trust(c):
Series 2017-B, Class B, 3.38%, 04/15/21	61	61,147
Series 2018-A, Class B, 3.95%, 12/15/22	2,892	2,902,779
Series 2018-B, Class A, 3.42%, 01/18/22	1,275	1,279,151
Series 2019-A, Class A, 3.48%, 07/15/22	257	257,847
Series 2019-A, Class B, 3.80%, 12/15/22	3,500	3,544,638
Series 2019-B, Class B, 3.15%, 10/15/26	5,736	5,741,971
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 2.52%, 02/26/35(b)	119	115,048
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/15/24	1,190	1,199,333
CLUB Credit Trust(c):
Series 2017-P1, Class B, 3.56%, 09/15/23	2,075	2,077,017
Series 2017-P2, Class A, 2.61%, 01/15/24	284	284,112
Series 2018-P3, Class A, 3.82%, 01/15/26	4,383	4,422,955
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.47%, 04/25/24(b)	751	715,432

Security	Par (000)	Value

Asset-Backed Securities (continued)
Conn’s Receivables Funding LLC, Class A(c):
Series 2018-A, 3.25%, 01/15/23	$82	$81,980
Series 2019-A, 3.40%, 10/16/23	3,395	3,415,989
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(d)	53	57,139
Consumer Loan Underlying Bond Credit Trust, Class A(c):
Series 2018-P1, 3.39%, 07/15/25	1,464	1,470,122
Series 2018-P2, 3.47%, 10/15/25	789	792,982
Series 2019-P1, 2.94%, 07/15/26	5,808	5,826,682
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 2.77%, 03/25/34(b)	27	27,015
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,159,253
Drive Auto Receivables Trust:
Series 2016-BA, Class D, 4.53%, 08/15/23(c)	1,586	1,610,163
Series 2016-CA, Class D, 4.18%, 03/15/24(c)	1,100	1,116,720
Series 2017-1, Class D, 3.84%, 03/15/23	4,011	4,056,669
Series 2017-2, Class D, 3.49%, 09/15/23	1,435	1,447,341
Series 2017-3, Class D, 3.53%, 12/15/23(c)	8,940	9,040,455
Series 2017-AA, Class D, 4.16%, 05/15/24(c)	1,500	1,524,177
Series 2017-BA, Class D, 3.72%, 10/17/22(c)	3,394	3,413,486
Series 2018-1, Class C, 3.22%, 03/15/23	4,036	4,049,296
Series 2018-1, Class D, 3.81%, 05/15/24	4,905	4,994,569
Series 2018-2, Class B, 3.22%, 04/15/22	1,544	1,545,681
Series 2018-2, Class C, 3.63%, 08/15/24	4,125	4,153,835
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,415,805
Series 2018-3, Class B, 3.37%, 09/15/22	1,999	2,003,158
Series 2018-3, Class C, 3.72%, 09/16/24	2,430	2,454,184
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	4,969,929
Series 2018-4, Class C, 3.66%, 11/15/24	6,103	6,175,657
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,460,497

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-5, Class C, 3.99%, 01/15/25	$2,990	$3,075,790
Series 2019-1, Class B, 3.41%, 06/15/23	7,400	7,482,866
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,438,821
Series 2019-1, Class D, 4.09%, 06/15/26	5,610	5,809,558
Series 2019-2, Class B, 3.17%, 11/15/23	425	430,647
Series 2019-2, Class C, 3.42%, 06/16/25	8,500	8,688,079
DT Auto Owner Trust(c):
Series 2015-3A, Class D, 4.53%, 10/17/22	435	435,898
Series 2017-4A, Class C, 2.86%, 07/17/23	348	347,966
Series 2019-3A, Class C, 2.74%, 04/15/25	3,050	3,080,252
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(c)	1,174	1,176,488
Exeter Automobile Receivables Trust(c):
Series 2018-1A, Class D, 3.53%, 11/15/23	4,570	4,654,907
Series 2018-4A, Class B, 3.64%, 11/15/22	4,630	4,671,489
Series 2019-1A, Class B, 3.45%, 02/15/23	7,300	7,383,556
Flagship Credit Auto Trust(c):
Series 2016-3, Class C, 2.72%, 07/15/22	7,500	7,512,541
Series 2016-4, Class B, 2.41%, 10/15/21	1,009	1,008,547
Ford Credit Auto Owner Trust, Class A(c):
Series 2018-1, 3.19%, 07/15/31	2,870	2,989,154
Series 2019-1, 3.52%, 07/15/30	450	475,931
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 2.96%, 02/25/35(b)	70	70,721
Marlette Funding Trust(c):
Series 2018-3A, Class A, 3.20%, 09/15/28	1,117	1,119,852
Series 2018-3A, Class A, 2.69%, 09/17/29	5,236	5,248,436
Series 2018-3A, Class B, 3.86%, 09/15/28	2,000	2,027,785
Series 2018-4A, Class A, 3.71%, 12/15/28	1,876	1,894,075

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-1A, Class A, 3.44%, 04/16/29	$4,945	$4,980,352
Series 2019-2A, Class A, 3.13%, 07/16/29	3,230	3,255,344
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, (1 mo. LIBOR US + 0.74%), 2.75%, 01/25/35(b)	5	5,195
National Collegiate Student Loan Trust(b):
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.29%, 03/26/29	260	259,188
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.26%, 07/25/30	1,005	999,052
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(c)	5,690	5,742,081
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(c)	3,339	3,400,766
Prosper Marketplace Issuance Trust, Class A(c):
Series 2018-2A, 3.35%, 10/15/24	891	892,994
Series 2019-1A, 3.54%, 04/15/25	1,666	1,672,849
Series 2019-2A, 3.20%, 09/15/25	2,372	2,379,884
Series 2019-3A, 3.19%, 07/15/25	3,658	3,676,034
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 04/15/22	795	795,991
Series 2016-3, Class C, 2.46%, 03/15/22	1,436	1,436,556
Series 2016-3, Class D, 2.80%, 08/15/22	3,450	3,470,672
Series 2017-2, Class D, 3.49%, 07/17/23	6,240	6,314,658
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	8,099,545
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,359,928
Series 2019-3, Class B, 2.28%, 09/15/23	5,330	5,338,846
SLM Private Education Loan Trust, Series 2010-A, Class 1A, (Prime - 0.05%), 5.20%, 05/16/44(b)(c)	15	14,926
SoFi Consumer Loan Program LLC(c):
Series 2016-1, Class A, 3.26%, 08/25/25	969	978,634
Series 2016-2A, Class A, 3.09%, 10/27/25	263	264,165

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2016-3, Class A, 3.05%, 12/26/25	$331	$332,549
Series 2017-1, Class A, 3.28%, 01/26/26	2,334	2,350,472
Series 2017-3, Class A, 2.77%, 05/25/26	776	778,605
Series 2017-4, Class A, 2.50%, 05/26/26	223	223,631
Series 2017-6, Class A2, 2.82%, 11/25/26	966	968,860
SoFi Consumer Loan Program Trust(c):
Series 2018-1, Class A1, 2.55%, 02/25/27	183	183,146
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,393,906
Series 2018-3, Class A1, 3.20%, 08/25/27	589	590,677
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(c)	62	62,254
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(c)	2,662	2,662,458
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 3.33%, 12/15/20(b)(c)	2,690	2,692,429
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A, 3.75%, 11/15/25(a)(c)	3,050	3,050,000
Upgrade Receivables Trust, Class A(c):
Series 2018-1A, 3.76%, 11/15/24	1,086	1,088,990
Series 2019-1A, 3.48%, 03/15/25	1,590	1,595,486
Series 2019-2A, 2.77%, 10/15/25	5,090	5,095,170
Westlake Automobile Receivables Trust(c):
Series 2017-1A, Class D, 3.46%, 10/17/22	7,500	7,545,260
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	3,030,601
Series 2018-2A, Class B, 3.20%, 01/16/24	2,735	2,748,737
Series 2018-3A, Class B, 3.32%, 10/16/23	3,510	3,536,448
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	3,027,746
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,170,505
Series 2019-2A, Class B, 2.62%, 07/15/24	1,200	1,206,190

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-2A, Class D, 3.20%, 11/15/24	$5,560	$5,605,376

Total Asset-Backed Securities — 16.0% (Cost — $278,436,489)		281,442,440

Corporate Bonds — 38.3%

Aerospace — 0.1%
AT&T, Inc.:
4.05%, 12/15/23	400	427,271
3.55%, 06/01/24	1,190	1,244,327

		1,671,598

Aerospace & Defense — 0.4%
Boeing Co., 3.60%, 05/01/34(e)	2,200	2,385,981
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	517,291
L3Harris Technologies, Inc., 4.95%, 02/15/21(c)	1,618	1,662,431
Raytheon Co., 3.13%, 10/15/20	1,190	1,204,191
Rockwell Collins, Inc., 2.80%, 03/15/22	275	279,522
Spirit AeroSystems, Inc., 3.95%, 06/15/23	1,185	1,228,888

		7,278,304

Airlines — 0.1%
Delta Air Lines, Inc., 3.40%, 04/19/21	1,000	1,013,967

Auto Components — 0.0%
Toyota Motor Corp., 2.76%, 07/02/29(e)	365	377,455

Automobiles — 0.3%
Ford Motor Co.:
4.35%, 12/08/26(e)	1,700	1,704,522
6.63%, 10/01/28	800	879,478
General Motors Co.:
5.00%, 10/01/28	1,000	1,062,354
5.20%, 04/01/45(e)	1,300	1,283,810

		4,930,164

Banks — 3.9%
Bank of America NA(3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(f)	605	621,104
Bank of Nova Scotia, 2.38%, 01/18/23	1,920	1,936,490
Barclays Bank PLC, 2.65%, 01/11/21	200	200,576
BBVA USA, 3.50%, 06/11/21(e)	2,550	2,592,172
Canadian Imperial Bank of Commerce (3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(e)(f)	4,100	4,125,172

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Capital One Financial Corp.:
2.50%, 05/12/20	$550	$550,977
2.40%, 10/30/20	1,090	1,093,108
3.45%, 04/30/21	740	753,402
Capital One NA, 2.65%, 08/08/22	1,600	1,618,182
Citibank NA:
2.10%, 06/12/20(e)	1,150	1,150,366
3.40%, 07/23/21	840	859,730
(3 mo. LIBOR US + 0.60%), 2.84%, 05/20/22(e)(f)	3,450	3,485,181
3.65%, 01/23/24	3,855	4,088,483
Citizens Bank Providence, 2.25%, 03/02/20(e)	450	450,140
Discover Bank:
3.10%, 06/04/20	1,000	1,005,408
4.20%, 08/08/23	1,600	1,700,929
HSBC Bank USA NA, 5.88%, 11/01/34	590	757,147
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,548,996
3.60%, 05/25/23	2,350	2,445,211
(3 mo. LIBOR US + 0.92%), 3.03%, 11/22/23(f)	1,835	1,862,064
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(f)	605	633,164
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(f)	895	932,618
4.30%, 03/08/26	200	216,013
3.90%, 05/25/26(e)	1,500	1,587,762
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(f)	2,185	2,343,004
4.38%, 11/23/26(e)	210	224,659
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(f)	2,000	2,123,901
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(f)	200	213,538
6.50%, 09/15/37	400	537,367
5.25%, 03/14/44(e)	350	432,880
Huntington National Bank, 2.38%, 03/10/20	600	600,517
ING Groep NV:
3.15%, 03/29/22(e)	415	424,350
4.10%, 10/02/23	2,290	2,430,842
Lloyds Banking Group PLC, 3.10%, 07/06/21(e)	1,000	1,013,454
Regions Bank/Birmingham AL, 2.75%, 04/01/21(e)	1,500	1,509,850
Santander UK PLC, 3.75%, 11/15/21	1,340	1,383,400
SunTrust Bank, 2.80%, 05/17/22	200	203,481
SunTrust Bank/Atlanta GA(3 mo. LIBOR US + 0.30%), 2.59%, 01/29/21(e)(f)	975	975,819
Svenska Handelsbanken AB:
2.45%, 03/30/21(e)	800	804,464
3.90%, 11/20/23	2,700	2,885,193

Security	Par (000)	Value

Banks (continued)
Synchrony Bank, 3.65%, 05/24/21(e)	$1,290	$1,314,783
Toronto-Dominion Bank, 2.65%, 06/12/24(e)	3,300	3,362,207
Wells Fargo & Co.:
3.75%, 01/24/24	1,540	1,629,535
3.30%, 09/09/24(e)	1,590	1,659,841
3.00%, 02/19/25	800	820,401
3.00%, 10/23/26	2,654	2,725,627
Series N, 2.15%, 01/30/20	800	799,758
Wells Fargo Bank NA:
2.60%, 01/15/21	1,600	1,611,605
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(f)	250	252,842
Zions Bancorp. NA, 3.50%, 08/27/21	640	653,977

		69,151,690

Beverage: Brewers & Distillers — 0.0%
CVS Health Corp., 3.00%, 08/15/26	75	75,372

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36	650	750,814
4.90%, 02/01/46	1,050	1,252,888
Diageo Capital PLC, 2.38%, 10/24/29	3,265	3,235,484
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	3,015	3,079,443
5.09%, 05/25/48	625	739,381
Molson Coors Brewing Co., 2.25%, 03/15/20	405	404,753
PepsiCo, Inc.:
2.85%, 02/24/26(e)	800	833,525
3.00%, 10/15/27(e)	1,190	1,259,889
3.45%, 10/06/46	1,100	1,185,481
3.38%, 07/29/49	955	1,016,295

		13,757,953

Biotechnology — 0.4%
Amgen, Inc.:
2.65%, 05/11/22	820	830,758
3.63%, 05/22/24(e)	800	847,533
3.13%, 05/01/25	800	831,634
2.60%, 08/19/26	800	802,605
Celgene Corp., 3.45%, 11/15/27	557	590,142
Gilead Sciences, Inc.:
2.35%, 02/01/20(e)	400	400,472
3.50%, 02/01/25	400	422,310
2.95%, 03/01/27(e)	800	824,890
Lowe’s Cos., Inc., 3.13%, 09/15/24(e)	800	830,269

		6,380,613

Capital Markets — 1.5%
Ares Capital Corp., 4.20%, 06/10/24	5,000	5,125,026

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc., 3.90%, 01/25/28	$1,063	$1,115,915
Goldman Sachs Group, Inc.:
6.00%, 06/15/20	1,040	1,067,572
2.35%, 11/15/21	490	490,514
3.00%, 04/26/22	2,000	2,021,740
3.75%, 05/22/25	2,300	2,433,946
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(f)	2,200	2,270,881
3.75%, 02/25/26(e)	1,900	2,009,322
3.50%, 11/16/26(e)	365	379,180
3.85%, 01/26/27	1,090	1,155,805
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(e)(f)	2,000	2,183,180
6.75%, 10/01/37	500	674,942
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(f)	500	538,385
Morgan Stanley:
2.63%, 11/17/21	1,195	1,206,369
2.75%, 05/19/22	900	913,068
3.88%, 01/27/26	200	214,676
3.13%, 07/27/26	1,000	1,030,606
6.38%, 07/24/42	460	667,725

		25,498,852

Chemicals — 0.7%
DuPont de Nemours, Inc., 3.77%, 11/15/20(e)	945	962,396
FMC Corp., 3.20%, 10/01/26	1,600	1,614,810
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20	1,550	1,567,723
3.20%, 05/01/23	1,590	1,619,500
RPM International, Inc.:
6.13%, 10/15/19	743	743,953
3.75%, 03/15/27	1,000	1,038,358
Sherwin-Williams Co.:
4.20%, 01/15/22	1,590	1,648,825
3.13%, 06/01/24	265	273,792
3.30%, 02/01/25	800	817,114
3.95%, 01/15/26	400	427,373
2.95%, 08/15/29	1,605	1,608,035

		12,321,879

Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp., 6.75%, 04/06/21(c)	300	317,911
Ecolab, Inc.(e):
2.25%, 01/12/20	800	800,002
3.25%, 12/01/27	1,190	1,269,078
IHS Markit Ltd., 4.13%, 08/01/23	1,244	1,309,061
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,011,153

		4,707,205

Security	Par (000)	Value

Communications Equipment — 0.5%
Cisco Systems, Inc., 2.45%, 06/15/20(e)	$800	$802,849
Motorola Solutions, Inc.:
4.60%, 02/23/28	4,069	4,393,238
4.60%, 05/23/29	1,100	1,198,739
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	1,600	1,768,372

		8,163,198

Construction — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	2,974	3,478,994

Construction & Engineering — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	441,767

Construction Materials — 0.0%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	127,332

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	380	381,533

Consumer Finance — 1.7%
American Express Co.:
2.75%, 05/20/22(e)	3,400	3,454,186
2.50%, 08/01/22	1,000	1,010,039
3.70%, 08/03/23(e)	1,500	1,580,346
Automatic Data Processing, Inc., 2.25%, 09/15/20	400	401,105
Capital One NA, 2.35%, 01/31/20(e)	1,500	1,500,446
Caterpillar Financial Services Corp., 2.63%, 03/01/23	1,590	1,622,719
IHS Markit Ltd., 4.25%, 05/01/29	2,000	2,150,860
Mastercard, Inc.:
3.38%, 04/01/24(e)	900	955,866
2.95%, 11/21/26	1,335	1,404,539
2.95%, 06/01/29	1,220	1,279,684
3.65%, 06/01/49	2,535	2,871,481
PayPal Holdings, Inc., 2.20%, 09/26/22	1,670	1,675,746
S&P Global, Inc.(e):
3.30%, 08/14/20	800	807,659
4.40%, 02/15/26	1,000	1,116,922
2.95%, 01/22/27	685	713,788
Synchrony Financial:
2.70%, 02/03/20	600	600,681
5.15%, 03/19/29(e)	2,200	2,438,990

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Total System Services, Inc., 4.00%, 06/01/23(e)	$1,400	$1,469,585
Visa, Inc.:
3.15%, 12/14/25	800	852,699
2.75%, 09/15/27(e)	1,195	1,252,562

		29,159,903

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 07/01/20	250	253,435
3.30%, 01/23/23	1,000	1,019,773
Banco Santander SA, 3.50%, 04/11/22	600	615,743
Bank of America Corp.(f):
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22	1,395	1,422,675
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23	3,000	3,043,900
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23	1,095	1,118,288
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	3,400	3,581,647
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	191,242
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	2,913,348
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	78,288
Citigroup, Inc.:
4.50%, 01/14/22(e)	1,000	1,051,224
2.75%, 04/25/22	1,400	1,420,839
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(f)	1,600	1,629,152
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(f)	2,805	2,906,289
4.65%, 07/23/48	1,240	1,517,524
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	2,030	2,063,442
3.80%, 09/15/22(e)	670	696,719
3.80%, 06/09/23	300	313,313
Ford Motor Credit Co. LLC:
2.43%, 06/12/20(e)	1,255	1,251,862
3.16%, 08/04/20	500	501,243
3.81%, 10/12/21	1,845	1,869,926
4.14%, 02/15/23	900	913,798
3.82%, 11/02/27(e)	1,500	1,422,109
General Motors Financial Co., Inc.:
3.20%, 07/13/20	100	100,550
4.20%, 03/01/21	900	919,380
4.20%, 11/06/21	1,500	1,547,483
3.45%, 04/10/22	1,780	1,810,771
3.55%, 07/08/22	3,345	3,413,462

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 01/05/23	$1,200	$1,212,796
3.70%, 05/09/23	5,800	5,933,812
4.15%, 06/19/23	1,155	1,200,415
4.30%, 07/13/25	180	186,942
5.25%, 03/01/26	100	108,473
Intercontinental Exchange, Inc.:
3.75%, 09/21/28	1,870	2,048,486
4.25%, 09/21/48	350	415,512
John Deere Capital Corp.(e):
2.30%, 06/07/21	3,195	3,214,238
2.60%, 03/07/24	750	765,289
JPMorgan Chase & Co.:
2.20%, 10/22/19	400	400,006
4.25%, 10/15/20	1,770	1,811,140
2.55%, 03/01/21	1,100	1,106,174
3.25%, 09/23/22	780	806,208
3.20%, 01/25/23	1,380	1,425,179
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(e)(f)	1,000	1,012,751
3.63%, 05/13/24	400	423,631
3.13%, 01/23/25(e)	800	828,367
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	600	621,200
3.30%, 04/01/26(e)	600	627,892
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(f)	2,845	3,076,178
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(f)	355	387,744
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(f)	3,200	3,428,768
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(f)	3,355	3,761,388
Kimberly-Clark Corp., 2.40%, 06/01/23(e)	800	813,395
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	385	393,664
3.00%, 02/22/22	335	340,959
3.46%, 03/02/23	1,600	1,657,440
Nasdaq, Inc., 3.85%, 06/30/26	32	34,289
ORIX Corp., 2.90%, 07/18/22	405	411,815

		78,041,576

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
4.60%, 02/15/21	1,000	1,027,075
3.00%, 02/15/22(e)	800	816,350
3.20%, 03/01/22	810	829,755
2.63%, 12/01/22	800	808,714
3.80%, 03/01/24	2,360	2,494,104
3.90%, 03/11/24(e)	1,590	1,686,011
4.45%, 04/01/24	1,280	1,384,552

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
3.95%, 01/15/25(e)	$200	$213,533
3.40%, 05/15/25	1,590	1,658,918
3.60%, 07/15/25	1,175	1,236,892
2.95%, 07/15/26	725	733,571
4.35%, 03/01/29(e)	1,130	1,248,072
4.30%, 02/15/30	1,200	1,320,334
4.85%, 03/01/39(e)	1,185	1,343,595
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,331,093
Verizon Communications, Inc.:
3.50%, 11/01/24	2,500	2,643,588
3.38%, 02/15/25	1,000	1,054,867
4.50%, 08/10/33(e)	2,600	3,018,966
4.86%, 08/21/46	950	1,160,314

		26,010,304

Electric Utilities — 3.7%
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	29,511
Alabama Power Co.:
3.38%, 10/01/20	800	809,988
2.80%, 04/01/25	800	814,511
Ameren Corp., 2.50%, 09/15/24	65	65,323
Appalachian Power Co.:
3.40%, 06/01/25(e)	800	833,040
Series X, 3.30%, 06/01/27	1,190	1,244,193
Arizona Public Service Co.:
3.15%, 05/15/25(e)	400	416,530
2.95%, 09/15/27	800	826,038
Avangrid, Inc., 3.80%, 06/01/29	600	644,577
Baltimore Gas & Electric Co.:
3.35%, 07/01/23(e)	2,390	2,494,250
2.40%, 08/15/26	800	799,940
4.25%, 09/15/48(e)	225	262,268
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	596,536
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(e)	800	801,144
Commonwealth Edison Co.:
2.55%, 06/15/26(e)	800	811,072
3.70%, 08/15/28	2,200	2,414,246
4.00%, 03/01/49	90	103,806
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 03/15/36	1,000	1,316,968
Series A, 4.13%, 05/15/49	50	57,259
Series B, 3.13%, 11/15/27	800	841,557
Consumers Energy Co., 3.38%, 08/15/23	800	838,111
Dominion Energy, Inc., 3.90%, 10/01/25	500	534,170
DTE Electric Co., 3.65%, 03/15/24	1,590	1,684,388

Security	Par (000)	Value

Electric Utilities (continued)
DTE Energy Co., Series B, 2.60%, 06/15/22(e)	$495	$498,487
Duke Energy Corp.:
2.65%, 09/01/26	1,000	1,006,455
4.20%, 06/15/49(e)	700	779,701
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,503,661
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	118,532
Duke Energy Progress LLC, 3.25%, 08/15/25	1,590	1,676,982
Edison International, 4.13%, 03/15/28	500	512,711
Entergy Texas, Inc., 3.55%, 09/30/49	520	540,715
Evergy, Inc., 2.90%, 09/15/29	50	49,747
Eversource Energy:
Series L, 2.90%, 10/01/24	1,530	1,567,557
Series M, 3.30%, 01/15/28	1,000	1,038,253
Florida Power & Light Co.:
2.75%, 06/01/23	1,590	1,631,548
3.25%, 06/01/24	800	839,834
4.05%, 10/01/44	500	579,412
3.15%, 10/01/49	40	40,701
Georgia Power Co., 3.25%, 04/01/26(e)	800	826,549
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23(e)	1,190	1,229,526
Interstate Power & Light Co., 3.25%, 12/01/24(e)	800	834,433
Kansas City Power & Light Co.:
3.15%, 03/15/23	1,590	1,642,719
3.65%, 08/15/25	300	320,954
Kentucky Utilities Co., 3.25%, 11/01/20	800	808,905
MidAmerican Energy Co., 3.10%, 05/01/27(e)	800	842,400
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	645	683,637
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49(c)	320	358,767
PacifiCorp:
2.95%, 06/01/23	800	822,025
4.13%, 01/15/49	700	811,549
Pennsylvania Electric Co., 3.25%, 03/15/28(c)	1,590	1,638,796
PPL Electric Utilities Corp.:
2.50%, 09/01/22	400	402,109
3.00%, 10/01/49	275	266,078
Progress Energy, Inc.:
4.88%, 12/01/19	920	923,892
4.40%, 01/15/21	1,110	1,136,164
PSEG Power LLC:
4.15%, 09/15/21	350	359,496
3.85%, 06/01/23	1,300	1,373,206
Public Service Co. of Colorado:
3.20%, 11/15/20(e)	800	805,929

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
3.70%, 06/15/28	$1,800	$1,988,528
4.05%, 09/15/49	20	23,302
Public Service Electric & Gas Co.:
2.38%, 05/15/23	400	405,048
2.25%, 09/15/26	800	795,373
3.00%, 05/15/27	500	520,643
3.70%, 05/01/28	800	875,351
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	399,209
Southern Co., 3.25%, 07/01/26	2,400	2,475,044
Union Electric Co., 4.00%, 04/01/48	500	568,653
Virginia Electric & Power Co.(e):
Series A, 3.80%, 04/01/28	3,300	3,611,366
Series C, 2.75%, 03/15/23	1,250	1,276,044
Westar Energy, Inc., 2.55%, 07/01/26	800	806,621
Wisconsin Electric Power Co., 3.10%, 06/01/25(e)	800	827,908
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,090	1,136,219
Xcel Energy, Inc., 4.00%, 06/15/28(e)	900	990,785

		64,410,950

Electrical Equipment — 0.4%
Emerson Electric Co.:
2.63%, 12/01/21	800	809,421
2.63%, 02/15/23	1,190	1,223,461
Roper Technologies, Inc.:
3.80%, 12/15/26	1,000	1,068,924
4.20%, 09/15/28	3,800	4,173,203

		7,275,009

Electronic Equipment, Instruments & Components — 0.0%
Tyco Electronics Group SA, 3.13%, 08/15/27	250	257,017

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.:
2.80%, 06/01/20	1,190	1,194,533
2.25%, 01/15/22(e)	960	961,262
4.70%, 03/15/22(e)	1,000	1,059,396
3.50%, 01/31/23	1,900	1,968,444
3.00%, 06/15/23(e)	1,000	1,022,930
4.40%, 02/15/26	400	438,388
3.38%, 10/15/26(e)	3,100	3,223,971
3.95%, 03/15/29	3,300	3,554,105
Crown Castle International Corp.:
2.25%, 09/01/21	275	275,227
4.88%, 04/15/22	830	882,344
5.25%, 01/15/23	1,000	1,088,769
3.20%, 09/01/24	1,625	1,669,182
3.70%, 06/15/26	1,000	1,054,311
3.80%, 02/15/28(e)	396	421,153
5.20%, 02/15/49	1,200	1,482,379

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust:
4.50%, 06/15/23	$135	$138,970
4.38%, 02/15/30(e)	1,350	1,291,950
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	2,010	2,137,700
Public Storage, 3.09%, 09/15/27	2,500	2,625,757
Spirit Realty LP, 4.00%, 07/15/29	2,200	2,301,994

		28,792,765

Food & Staples Retailing — 0.3%
McCormick & Co., Inc., 2.70%, 08/15/22	880	892,101
Mondelez International, Inc., 3.63%, 02/13/26	2,095	2,231,826
Walmart, Inc.:
2.55%, 04/11/23	800	816,268
2.95%, 09/24/49	940	946,221

		4,886,416

Food Products — 0.3%
Diageo Capital PLC, 2.13%, 10/24/24	4,280	4,278,759
Kellogg Co., 2.65%, 12/01/23(e)	918	931,783
Sysco Corp., 3.30%, 07/15/26(e)	800	833,362

		6,043,904

Gas Utilities — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27	400	414,189
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	1,500	1,602,533
Sempra Energy, 3.75%, 11/15/25	200	210,757
Southern California Gas Co.:
3.15%, 09/15/24(e)	800	837,417
Series TT, 2.60%, 06/15/26	800	811,144

		3,876,040

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories, 3.40%, 11/30/23	910	954,371
Baxter International, Inc.:
1.70%, 08/15/21	800	793,477
2.60%, 08/15/26	3,360	3,390,408
3.50%, 08/15/46(e)	800	805,694
Becton Dickinson & Co.:
2.68%, 12/15/19(e)	78	78,019
2.40%, 06/05/20(e)	480	480,392
3.25%, 11/12/20(e)	1,800	1,818,549
3.13%, 11/08/21(e)	800	813,282
2.89%, 06/06/22	575	583,745
Celgene Corp., 2.25%, 08/15/21	1,700	1,700,067
Covidien International Finance SA, 2.95%, 06/15/23(e)	2,390	2,467,795
Stryker Corp.:
2.63%, 03/15/21	245	246,815

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
3.50%, 03/15/26	$900	$958,052
3.65%, 03/07/28(e)	800	866,719
Zimmer Biomet Holdings, Inc.:
2.70%, 04/01/20	1,340	1,342,287
3.15%, 04/01/22	800	815,450
3.70%, 03/19/23(e)	360	375,097
3.55%, 04/01/25	1,590	1,669,349

		20,159,568

Health Care Providers & Services — 0.9%
Aetna, Inc., 2.75%, 11/15/22(e)	1,000	1,010,791
Anthem, Inc., 3.35%, 12/01/24	1,395	1,450,446
Cigna Corp., 3.75%, 07/15/23	1,230	1,288,027
HCA, Inc.:
5.25%, 04/15/25(e)	1,600	1,779,577
5.25%, 06/15/26	500	556,759
5.50%, 06/15/47	1,797	2,020,337
5.25%, 06/15/49	530	578,147
Humana, Inc.:
2.90%, 12/15/22	915	930,848
3.85%, 10/01/24	1,000	1,056,329
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,400	1,500,685
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	705,701
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26(e)	400	412,107
UnitedHealth Group, Inc.:
2.38%, 08/15/24	1,035	1,043,274
3.10%, 03/15/26	150	156,789
2.88%, 08/15/29(e)	310	316,395
4.75%, 07/15/45(e)	800	972,292

		15,778,504

Hotels, Restaurants & Leisure — 1.0%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	1,300	1,406,262
5.25%, 06/01/25	1,790	1,971,739
5.38%, 04/15/26(e)	2,010	2,210,719
5.75%, 06/01/28	1,145	1,302,426
5.30%, 01/15/29	3,595	3,962,445
Las Vegas Sands Corp., 3.20%, 08/08/24	1,905	1,940,305
McDonald’s Corp.:
3.70%, 01/30/26	1,000	1,073,379
3.50%, 03/01/27	278	297,137
3.80%, 04/01/28(e)	290	317,827
6.30%, 10/15/37(e)	310	427,579
Starbucks Corp., 3.55%, 08/15/29(e)	2,880	3,106,624

		18,016,442

Security	Par (000)	Value

Household Products — 0.0%
Clorox Co., 3.50%, 12/15/24	$800	$850,787

Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20	360	369,642

Insurance — 1.1%
Aflac, Inc.:
3.63%, 06/15/23	500	526,562
3.63%, 11/15/24	1,000	1,064,596
American International Group, Inc., 3.30%, 03/01/21	320	324,937
Aon PLC, 3.88%, 12/15/25	3,400	3,654,731
Berkshire Hathaway, Inc., 3.13%, 03/15/26(e)	355	374,622
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	697,577
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	413,156
Hartford Financial Services Group, Inc., 3.60%, 08/19/49	190	191,204
Markel Corp., 5.00%, 05/20/49(e)	1,680	1,949,110
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	175	180,875
4.90%, 03/15/49(e)	4,935	6,182,073
Old Republic International Corp., 3.88%, 08/26/26	1,500	1,578,856
Willis North America, Inc., 5.05%, 09/15/48	1,250	1,460,221
Willis Towers Watson PLC, 5.75%, 03/15/21	350	366,900

		18,965,420

Interactive Media & Services — 0.0%
Alphabet, Inc., 2.00%, 08/15/26	800	802,276

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	200	202,138
3.60%, 11/28/24(e)	2,445	2,562,604
3.40%, 12/06/27	4,800	4,975,632
4.50%, 11/28/34	300	340,605
Amazon.com, Inc.:
2.80%, 08/22/24(e)	440	457,527
3.15%, 08/22/27	2,390	2,538,933
Expedia Group, Inc., 3.80%, 02/15/28	2,050	2,145,476

		13,222,915

IT Services — 0.6%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	746,196

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fidelity National Information Services, Inc., 3.63%, 10/15/20	$714	$723,520
Global Payments, Inc., 3.20%, 08/15/29	610	618,596
International Business Machines Corp.:
2.85%, 05/13/22	200	204,205
3.38%, 08/01/23(e)	800	836,849
4.25%, 05/15/49(e)	750	862,809
PayPal Holdings, Inc., 2.85%, 10/01/29	4,520	4,548,122
Verisk Analytics, Inc.:
4.13%, 03/15/29	790	870,414
4.00%, 06/15/25	1,400	1,507,139

		10,917,850

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,395	1,407,494
4.46%, 07/23/22	200	210,564
4.91%, 07/23/25	1,350	1,480,890
3.75%, 02/15/28(e)	1,750	1,794,087
4.20%, 03/15/28(e)	4,800	5,047,977
5.05%, 03/30/29	100	111,877
5.38%, 04/01/38(e)	1,900	2,122,363
5.38%, 05/01/47(e)	1,700	1,852,264
Comcast Corp.:
3.38%, 02/15/25	1,590	1,676,567
2.35%, 01/15/27	400	398,304
4.15%, 10/15/28	200	224,345
4.60%, 10/15/38	1,200	1,433,521
4.70%, 10/15/48(e)	1,400	1,714,220
Fox Corp., 4.03%, 01/25/24(c)	1,040	1,105,800
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	215	220,410
Thomson Reuters Corp.:
3.85%, 09/29/24	800	839,936
3.35%, 05/15/26(e)	800	824,286
Time Warner Cable LLC, 5.00%, 02/01/20	680	685,497

		23,150,402

Metals & Mining — 0.0%
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(e)	528	613,103

Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	801,918
Dominion Energy, Inc., 2.58%, 07/01/20	210	210,470
DTE Energy Co., Series D, 3.70%, 08/01/23	835	875,551
San Diego Gas & Electric Co., 3.60%, 09/01/23	1,590	1,667,403

Security	Par (000)	Value

Multi-Utilities (continued)
Sempra Energy, 2.90%, 02/01/23	$255	$259,101
Southwest Gas Corp., 3.70%, 04/01/28	1,590	1,714,680
Washington Gas Light Co., 3.65%, 09/15/49	30	30,690

		5,559,813

Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.30%, 08/21/20	470	470,245
2.95%, 08/21/22	3,800	3,853,224
3.90%, 08/21/27	2,420	2,488,912

		6,812,381

Oil, Gas & Consumable Fuels — 2.2%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	500	508,594
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,566,562
Equinor ASA:
2.75%, 11/10/21	2,480	2,514,875
3.25%, 11/10/24	400	423,512
Exxon Mobil Corp., 3.18%, 03/15/24(e)	800	841,626
MPLX LP, 4.88%, 06/01/25(e)	2,000	2,200,204
Occidental Petroleum Corp., 2.90%, 08/15/24(e)	3,500	3,526,192
ONEOK Partners LP:
3.38%, 10/01/22	1,000	1,024,362
4.90%, 03/15/25	2,000	2,199,303
6.13%, 02/01/41	800	974,564
ONEOK, Inc.:
2.75%, 09/01/24	1,475	1,482,467
4.00%, 07/13/27	1,725	1,805,228
4.55%, 07/15/28	300	324,808
4.35%, 03/15/29(e)	2,215	2,369,483
4.45%, 09/01/49	2,100	2,094,688
Petroleos Mexicanos:
5.35%, 02/12/28	1,165	1,114,759
6.50%, 06/02/41	380	361,475
6.38%, 01/23/45(e)	460	428,950
5.63%, 01/23/46	800	680,800
6.75%, 09/21/47(e)	100	95,900
7.69%, 01/23/50(c)(e)	100	104,008
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24(e)	1,100	1,226,073
5.63%, 03/01/25	1,000	1,122,838
5.88%, 06/30/26	550	630,189
5.00%, 03/15/27	3,656	4,031,170
4.20%, 03/15/28	2,844	3,009,265
Shell International Finance BV, 3.40%, 08/12/23(e)	400	421,445

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd., 3.75%, 10/16/23(e)	$800	$843,433

		37,926,773

Personal Products — 0.1%
Estee Lauder Cos., Inc., 1.70%, 05/10/21	400	398,106
Unilever Capital Corp., 2.00%, 07/28/26	800	792,744

		1,190,850

Pharmaceuticals — 1.3%
AbbVie, Inc., 2.50%, 05/14/20	490	491,113
AstraZeneca PLC:
3.50%, 08/17/23	1,200	1,253,790
3.13%, 06/12/27	1,490	1,550,039
Bristol-Myers Squibb Co., 3.25%, 11/01/23(e)	400	418,031
CVS Health Corp.(e):
3.35%, 03/09/21	672	682,746
4.78%, 03/25/38	1,050	1,149,942
Eli Lilly & Co., 2.75%, 06/01/25	800	825,870
Johnson & Johnson, 2.95%, 03/03/27(e)	2,530	2,659,848
Merck & Co., Inc.:
2.80%, 05/18/23	800	823,663
2.75%, 02/10/25	800	828,446
Novartis Capital Corp.:
2.40%, 09/21/22(e)	800	812,671
3.10%, 05/17/27	3,500	3,719,317
Pfizer, Inc.:
3.00%, 12/15/26(e)	1,000	1,052,814
7.20%, 03/15/39	500	784,041
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(c)	1,800	1,863,157
Zoetis, Inc.:
3.45%, 11/13/20	355	359,588
3.00%, 09/12/27(e)	1,800	1,846,919
3.90%, 08/20/28(e)	1,155	1,263,812

		22,385,807

Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 08/01/28	2,105	2,339,708

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	800	834,406
Canadian National Railway Co.:
2.75%, 03/01/26(e)	800	823,142
3.65%, 02/03/48	3,000	3,330,075
CSX Corp.:
3.40%, 08/01/24(e)	800	843,652
2.60%, 11/01/26	800	809,301
Ryder System, Inc., 2.88%, 06/01/22(e)	765	777,218

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp.:
2.75%, 04/15/23	$1,590	$1,623,434
3.25%, 08/15/25(e)	400	417,406
2.75%, 03/01/26	800	812,508

		10,271,142

Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20(e)	1,700	1,699,892
3.00%, 01/15/22(e)	1,700	1,716,447
3.63%, 01/15/24	2,300	2,352,003
3.13%, 01/15/25(e)	540	536,213
3.88%, 01/15/27	1,650	1,656,963
3.50%, 01/15/28	900	877,137
Broadcom, Inc., 4.25%, 04/15/26(c)	1,950	2,014,169
Maxim Integrated Products, Inc.:
3.38%, 03/15/23	1,000	1,029,399
3.45%, 06/15/27	1,015	1,048,752
Micron Technology, Inc., 4.19%, 02/15/27(e)	3,400	3,498,217
QUALCOMM, Inc.:
3.45%, 05/20/25	800	845,605
3.25%, 05/20/27	2,335	2,438,214
Texas Instruments, Inc., 2.25%, 05/01/23(e)	800	808,707

		20,521,718

Software — 0.2%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	200,513
Citrix Systems, Inc., 4.50%, 12/01/27(e)	1,300	1,405,387
Microsoft Corp., 2.70%, 02/12/25(e)	800	829,401
Oracle Corp.:
2.95%, 05/15/25(e)	800	829,975
2.65%, 07/15/26	400	408,410

		3,673,686

Specialty Retail — 0.1%
Dollar Tree, Inc., 4.20%, 05/15/28	824	885,408
Home Depot, Inc.:
2.80%, 09/14/27	800	836,854
5.40%, 09/15/40	200	266,166

		1,988,428

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 3.00%, 06/20/27(e)	925	972,625
Dell International LLC/EMC Corp.(c):
4.00%, 07/15/24(e)	3,300	3,451,345
4.90%, 10/01/26	1,700	1,822,236
5.30%, 10/01/29	1,163	1,267,966
8.35%, 07/15/46	1,300	1,714,631
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	1,000	1,012,877
3.50%, 10/05/21	1,165	1,194,317

		11,435,997

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 0.5%
Altria Group, Inc.:
3.49%, 02/14/22	$570	$584,766
5.80%, 02/14/39	1,300	1,505,590
5.38%, 01/31/44(e)	535	594,723
3.88%, 09/16/46(e)	500	458,225
6.20%, 02/14/59	25	29,313
BAT Capital Corp., 2.76%, 08/15/22	1,070	1,079,448
Philip Morris International, Inc.:
6.38%, 05/16/38	2,600	3,578,863
4.25%, 11/10/44	800	874,904
Reynolds American, Inc.:
3.25%, 06/12/20	127	127,803
4.00%, 06/12/22	305	317,740

		9,151,375

Water Utilities — 0.1%
Aqua America, Inc., 3.57%, 05/01/29	1,030	1,096,645

Wireless Telecommunication Services — 0.4%
American Tower Corp., 3.45%, 09/15/21	740	757,007
Crown Castle International Corp.:
3.65%, 09/01/27	200	211,761
3.10%, 11/15/29(e)	705	707,226
EPR Properties, 4.95%, 04/15/28	3,700	4,030,629
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)(e)	830	833,112

		6,539,735

Total Corporate Bonds — 38.3% (Cost — $640,061,345)		672,252,727

Foreign Agency Obligations — 0.7%
Colombia Government International Bond:
4.50%, 01/28/26	200	218,125
3.88%, 04/25/27(e)	200	212,250
5.00%, 06/15/45(e)	1,900	2,226,563
Indonesia Government International Bond:
3.50%, 01/11/28	1,800	1,860,750
4.75%, 07/18/47(c)	500	572,969
Mexico Government International Bond:
4.15%, 03/28/27	2,325	2,463,338
4.50%, 04/22/29	810	881,685
6.75%, 09/27/34(e)	720	968,625
6.05%, 01/11/40(e)	100	126,150

Security	Par (000)	Value
Uruguay Government International Bond:
4.38%, 01/23/31(e)	$530	$585,484
5.10%, 06/18/50(e)	1,200	1,425,375
4.98%, 04/20/55	50	58,734

Total Foreign Agency Obligations — 0.7% (Cost — $10,510,951)		11,600,048

Municipal Bonds — 0.5%

California — 0.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	500	788,060
Series S-1, 6.92%, 04/01/40	50	74,548
State of California, GO, Build America Bonds:
7.55%, 04/01/39	1,025	1,688,503
7.60%, 11/01/40	500	844,930
State of California, GO, Refunding, 3.50%, 04/01/28	500	542,305
University of California, Refunding RB, Limited Project, Series J, 4.13%, 05/15/45	150	169,140

		4,107,486

Illinois — 0.0%
State of Illinois, GO, Pension, 5.10%, 06/01/33(e)	430	465,049

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series H, 2.90%, 09/01/49	545	531,637

New Jersey — 0.1%
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 01/01/41	550	857,956

New York — 0.2%
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	355	516,734
New York City Water & Sewer System, Refunding RB, Build America Bonds, 5.88%, 06/15/44	500	744,020
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	50	67,080
Port Authority of New York & New Jersey, RB:
4.03%, 09/01/48	1,000	1,165,550
191th Series, 4.82%, 06/01/45	200	222,706

		2,716,090

Total Municipal Bonds — 0.5% (Cost — $8,093,092)		8,678,218

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Non-Agency Mortgage-Backed Securities — 7.8%

Collateralized Mortgage Obligations — 4.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 3.69%, 10/25/34(b)	$54	$54,212
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A1, 2.99%, 07/26/49(c)(d)	5,833	5,864,845
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.88%), 2.90%, 11/25/34(b)	1	1,235
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	5	5,154
Citigroup Mortgage Loan Trust, Class A(c)(d):
Series 2013-A, 3.00%, 05/25/42	18	18,304
Series 2014-A, 4.00%, 01/25/35	89	92,086
Connecticut Avenue Securities Trust(b)(c):
Series 2019-R03, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 09/25/31	3,038	3,039,391
Series 2019-R05, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 07/25/39	5,635	5,640,410
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.15%, 03/26/36(c)(d)	18	20,746
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1, 2.96%, 07/25/59(c)(d)	6,649	6,678,266
Fannie Mae Connecticut Avenue Securities(b):
Series 2016-C05, Class 2M2F, (1 mo. LIBOR US + 2.75%), 4.77%, 01/25/29	6,286	6,353,082
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.17%, 09/25/29	653	654,475
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.87%, 11/25/29	950	950,503
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.57%, 01/25/30	637	636,781
Series 2017-C06, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 02/25/30	221	221,093
Series 2017-C06, Class 2M1, (1 mo. LIBOR US + 0.75%), 2.77%, 02/25/30	58	57,561
Series 2017-C07, Class 2M1, (1 mo. LIBOR US + 0.65%), 2.67%, 05/25/30	989	989,045

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust, Series 2019-DNA3, Class M1, (1 mo. LIBOR US + 0.73%), 2.75%, 07/25/49(b)(c)	$6,511	$6,513,091
Freddie Mac Structured Agency Credit Risk Debt Notes(b):
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 5.05%, 07/25/28	272	273,866
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.82%, 12/25/29	783	782,903
Series 2017-HQA3, Class M1, (1 mo. LIBOR US + 0.55%), 2.57%, 04/25/30	225	225,078
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 3.67%, 04/25/24	604	605,632
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.17%, 01/25/25	1,748	1,881,338
Series 2015-DNA1, Class M2, (1 mo. LIBOR US + 1.85%), 3.87%, 10/25/27	6,267	6,308,264
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.82%, 03/25/25	1,463	1,577,110
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.67%, 03/25/28	805	808,738
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 7.70%, 07/25/28	2,200	2,437,371
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.22%, 07/25/29	2,166	2,171,217
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 3.22%, 10/25/29	1,039	1,042,003
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.77%, 03/25/30	1,415	1,414,640
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-HQA1, Class M1, (1 mo. LIBOR US + 0.90%), 2.92%, 02/25/49(b)(c)	2,088	2,090,247

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
STACR Trust(b)(c):
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.77%, 09/25/48	$2,264	$2,266,370
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 3.67%, 04/25/43	8,140	8,162,732
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 3.67%, 04/25/43	2,000	2,007,325
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 3.27%, 02/25/47	2,390	2,396,789
Wells Fargo Commercial Mortgage Trust, Class A5:
Series 2014-LC16, 3.82%, 08/15/50	1,300	1,386,532
Series 2018-C44, 4.21%, 05/15/51	780	880,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-W, Class A9, 4.84%, 11/25/34(d)	35	36,724

		76,545,366

Commercial Mortgage-Backed Securities — 3.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 09/15/48(d)	360	390,986
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(d)	1,450	1,605,678
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49	25	24,699
Series 2015-GC35, Class A4, 3.82%, 11/10/48	870	944,289
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	591,616
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	5,736	5,736,656
Commercial Mortgage Trust:
Series 2012-CR3, Class AM, 3.42%, 10/15/45(c)	1,680	1,722,218
Series 2013-CR11, Class B, 5.28%, 08/10/50(d)	380	413,368
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	410,781
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	719,378
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(c)	379	387,536
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.46%, 11/15/50(d)	800	857,412

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(d)	$330	$355,885
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(c)(d)	150	160,625
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(d)	66	54,039
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.83%, 07/10/38(d)	34	34,242
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	291,218
Series 2013-GC13, Class A5, 4.19%, 07/10/46(d)	170	182,268
Series 2013-GC16, Class A3, 4.24%, 11/10/46	448	479,899
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	782,609
Series 2015-GC30, Class B, 4.15%, 05/10/50(d)	300	318,705
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,197,276
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(d)	430	459,560
Series 2013-C14, Class AS, 4.41%, 08/15/46(d)	1,920	2,046,998
Series 2013-C17, Class A4, 4.20%, 01/15/47	841	906,692
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,416,414
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,470	1,572,830
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,331,313
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,927,815
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,558,457
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	870,206
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 05/12/45(d)	210	10,870
Series 2011-C5, Class A3, 4.17%, 08/15/46	102	105,170
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	366,360

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-JP3, Class A4, 2.63%, 08/15/49	$1,190	$1,214,303
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 07/15/46(d)	2,690	2,868,755
Series 2013-C13, 4.04%, 11/15/46	460	492,388
Series 2015-C20, 3.25%, 02/15/48	1,040	1,088,656
Series 2015-C27, 3.75%, 12/15/47	1,030	1,112,492
Series 2016-C28, 3.54%, 01/15/49	2,350	2,514,929
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	680	693,691
Series 2012-C4, Class AS, 3.77%, 03/15/45	2,900	2,988,429
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)	550	591,622
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,070	1,150,297
Series 2019-L2, Class A4, 4.07%, 03/15/52	2,900	3,271,140
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	514,963
Wells Fargo Commercial Mortgage Trust, Class AS:
Series 2014-LC18, 3.81%, 12/15/47	510	535,387
Series 2015-C26, 3.58%, 02/15/48	1,380	1,451,651
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	661,261
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	471,325
Series 2013-C18, Class A5, 4.16%, 12/15/46(d)	620	667,222
Series 2014-C23, Class A4, 3.65%, 10/15/57	326	346,144
WFRBS Commercial Mortgage Trust, Class AS:
Series 2014-C23, 4.21%, 10/15/57(d)	1,140	1,234,791
Series 2014-C24, 3.93%, 11/15/47	3,740	3,981,520

		61,085,034

Total Non-Agency Mortgage-Backed Securities — 7.8% (Cost — $136,088,899)		137,630,400

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 35.4%

Collateralized Mortgage Obligations — 2.9%
Fannie Mae Connecticut Avenue Securities(b):
Series 2018-C06, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.57%, 03/25/31	$577	$577,190
Series 2018-C06, Class 2M1, (1 mo. LIBOR US + 0.55%), 2.57%, 03/25/31	644	643,582
Series 2018-C02, Class 2M1, (1 mo. LIBOR US + 0.65%), 2.67%, 08/25/30	862	862,124
Series 2018-C03, Class 1M1, (1 mo. LIBOR US + 0.68%), 2.70%, 10/25/30	1,599	1,598,924
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.32%, 07/25/29	463	463,833
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.47%, 01/25/29	545	545,589
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.22%, 01/25/30	3,103	3,121,369
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 4.52%, 05/25/30	1,475	1,508,291
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.62%, 05/25/24	1,607	1,665,632
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 4.67%, 02/25/30	830	839,121
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.92%, 07/25/24	1,527	1,590,823
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.57%, 07/25/29	2,570	2,645,819
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.42%, 01/25/24	1,082	1,175,203
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.47%, 01/25/29	563	592,743
Series 2015-C01, Class 2M2, (1 mo. LIBOR US + 4.55%), 6.57%, 02/25/25	321	333,075
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.92%, 11/25/24	923	1,007,438

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.02%, 11/25/24	$136	$145,083
Freddie Mac STACR Trust(b)(c):
Series 2019-HQA2, Class M1, (1 mo. LIBOR US + 0.70%), 2.72%, 04/25/49	4,768	4,770,336
Series 2019-HQA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.81%, 09/25/49	3,550	3,552,967
Series 2019-DNA1, Class M1, (1 mo. LIBOR US + 0.90%), 2.92%, 01/25/49	4,237	4,243,780
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 2.97%, 11/25/48	5,640	5,638,234
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 3.91%, 09/25/49	5,000	5,009,617
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 4.07%, 04/25/49	1,680	1,686,438
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 4.32%, 10/25/48	2,000	2,022,766
Freddie Mac Structured Agency Credit Risk Debt Notes(b):
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 3.37%, 03/25/29	192	193,039
Series 2014-DN1, Class M2, (1 mo. LIBOR US + 2.20%), 4.22%, 02/25/24	117	118,400
Series 2016-DNA2, Class M2, (1 mo. LIBOR US + 2.20%), 4.22%, 10/25/28	35	35,034
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.25%), 4.27%, 11/25/28	296	297,755
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.80%), 4.82%, 05/25/28	61	61,762
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 4.87%, 04/25/28	399	403,031
Series 2014-DN4, Class M3, (1 mo. LIBOR US + 4.55%), 6.57%, 10/25/24	161	172,093

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 6.67%, 10/25/28	$2,500	$2,678,755

		50,199,846

Commercial Mortgage-Backed Securities — 3.1%
Fannie Mae, Class A2:
Series 2012-M13, 2.38%, 05/25/22	3,472	3,501,613
Series 2012-M9, 2.48%, 04/25/22	5,227	5,284,555
Series 2013-M3, 2.51%, 11/25/22(d)	4,780	4,856,563
Series 2016-M13, 2.57%, 09/25/26(d)	800	816,031
Series 2017-M4, 2.67%, 12/25/26(d)	4,000	4,130,409
Series 2012-M5, 2.72%, 02/25/22	2,215	2,241,329
Series 2018-M1, 3.08%, 12/25/27(d)	1,590	1,687,491
Series 2018-M7, 3.15%, 03/25/28(d)	1,590	1,686,778
Freddie Mac:
Series K020, 2.37%, 05/25/22	7,960	8,029,304
Series K055, 2.67%, 03/25/26	1,590	1,649,257
Series K064, 3.22%, 03/25/27	2,790	2,998,541
Series K031, 3.30%, 04/25/23(d)	281	292,525
Series K060, 3.30%, 10/25/26	1,190	1,285,320
Series K061, 3.35%, 11/25/26(d)	1,590	1,721,590
Series K073, 3.35%, 01/25/28	1,610	1,752,502
Series K072, 3.44%, 12/25/27	1,190	1,302,035
Series K076, 3.90%, 04/25/28	2,390	2,695,700
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,522,935
Series K057, 2.57%, 07/25/26	250	258,054
Series K025, 2.68%, 10/25/22	3,980	4,059,570
Series K062, 3.41%, 12/25/26	2,520	2,740,563

		54,512,665

Mortgage-Backed Securities — 29.4%
Fannie Mae Connecticut Avenue Securities, Series 2019-R04(c)(d):
Class 2M1, (1 mo. LIBOR US + 0.75%), 2.77%, 06/25/39	7,139	7,145,676
Class 2M2, 4.12%, 06/25/39	3,430	3,442,613
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.02%, 06/01/43(b)	146	149,509
(11th District Cost of Funds + 1.25%), 2.39%, 09/01/34(b)	152	151,454
2.50%, 09/01/28 - 10/01/49(g)	1,202	1,197,291

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/26 - 10/01/49(g)	$26,204	$26,732,824
3.50%, 11/01/31 - 11/01/51(g)	74,250	76,906,999
(6 mo. LIBOR US + 1.36%), 3.69%, 10/01/32(b)	27	27,021
(6 mo. LIBOR US + 1.19%), 3.88%, 05/01/33(b)	7	6,836
4.00%, 06/01/24 - 02/01/57(g)	58,385	61,585,401
(12 mo. LIBOR US + 1.82%), 4.07%, 09/01/41(b)	51	53,373
(12 mo. LIBOR US + 1.75%), 4.36%, 08/01/41(b)	61	64,136
(12 mo. LIBOR US + 1.37%), 4.38%, 04/01/35(b)	95	97,930
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(b)	60	61,673
4.50%, 12/01/19 - 10/01/49(g)	53,400	56,888,447
(1 year CMT + 1.94%), 4.56%, 04/01/35(b)	16	15,812
(12 mo. LIBOR US + 1.73%), 4.64%, 04/01/40(b)	14	14,962
(12 mo. LIBOR US + 1.77%), 4.82%, 01/01/42(b)	31	33,019
(12 mo. LIBOR US + 1.81%), 4.92%, 02/01/42(b)	4	4,397
5.00%, 11/01/19 - 10/01/49(g)	21,214	22,914,654
5.50%, 10/01/19 - 01/01/47	4,055	4,568,874
6.00%, 06/01/21 - 02/01/49	4,918	5,647,532
6.50%, 12/01/30 - 01/01/36	905	1,020,529
7.00%, 01/01/32 - 06/01/32	26	30,422
7.50%, 09/01/29	8	9,460
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.39%, 11/01/27(b)	84	83,771
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	118	119,233
2.50%, 02/01/27 - 10/01/49	1,455	1,469,163
(12 mo. LIBOR US + 1.60%), 2.50%, 08/01/43(b)	47	47,208
3.00%, 05/01/27 - 06/01/49	5,141	5,279,442
3.50%, 04/01/26 - 04/01/49	23,620	24,577,319
4.00%, 10/01/24 - 06/01/49	21,863	22,977,892
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(b)	17	17,071
4.50%, 08/01/20 - 01/01/49	11,942	12,723,323
(12 mo. LIBOR US + 1.78%), 4.50%, 08/01/41(b)	42	44,237
(12 mo. LIBOR US + 1.79%), 4.54%, 09/01/32(b)	3	2,936
(12 mo. LIBOR US + 1.89%), 4.59%, 07/01/41(b)	34	35,071

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.75%), 4.65%, 04/01/38(b)	$98	$103,448
(12 mo. LIBOR US + 1.90%), 4.85%, 01/01/42(b)	2	1,824
(12 mo. LIBOR US + 1.75%), 4.88%, 02/01/40(b)	80	83,552
(1 year CMT + 2.34%), 4.95%, 04/01/32(b)	33	34,918
5.00%, 01/01/20 - 07/01/48	2,863	3,091,417
5.50%, 07/01/20 - 08/01/38	1,082	1,208,362
6.00%, 07/01/21 - 04/01/38	447	506,548
6.50%, 05/01/21 - 08/01/36	367	430,099
7.50%, 12/01/30	1	744
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/20/43 - 10/01/49(g)	5,953	6,130,463
3.50%, 01/15/41 - 10/01/49(g)	47,328	49,347,781
4.00%, 09/15/40 - 10/01/49(g)	40,522	42,310,153
4.50%, 03/15/39 - 10/01/49(g)	44,380	46,645,678
5.00%, 11/20/33 - 10/01/49(g)	28,325	30,006,288
5.50%, 06/15/34 - 04/20/48	855	958,807
6.00%, 01/15/32 - 10/20/38	261	299,777
6.50%, 06/15/28 - 07/15/38	100	114,753
7.00%, 06/15/29	13	13,109
7.50%, 08/20/30	4	4,172

		517,439,403

Total U.S. Government Sponsored Agency Securities — 35.4% (Cost — $611,060,783)		622,151,914

U.S. Treasury Obligations — 3.4%
U.S. Treasury Bonds, 3.38%, 11/15/48	13,550	17,265,135
U.S. Treasury Notes:
2.50%, 05/31/20	2,000	2,008,047
2.63%, 08/15/20	3,980	4,006,119
2.38%, 04/15/21(e)	1,000	1,009,492
1.38%, 04/30/21	3,980	3,958,079
1.63%, 04/30/23	2,390	2,393,454
2.63%, 06/30/23	10,000	10,380,860
1.63%, 10/31/23	1,990	1,994,275
2.13%, 03/31/24	500	512,090
2.25%, 11/15/24	3,980	4,110,127
2.00%, 08/15/25	3,680	3,761,650
2.25%, 11/15/25	2,960	3,069,728
2.38%, 05/15/27	2,390	2,518,369
2.63%, 02/15/29	1,644	1,779,309

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security			Value

Total U.S. Treasury Obligations — 3.4% (Cost — $55,506,560)			$58,766,734

Total Long-Term Investments — 102.1% (Cost — $1,739,758,119)			1,792,522,482

	Shares

Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(h)(i)(j)		90,016,484	90,061,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(h)(j)		100,000	100,000

Total Short-Term Securities — 5.1% (Cost — $90,144,371)			90,161,492

Total Investments Before TBA Sale Commitments — 107.2% (Cost — $1,829,902,490)			1,882,683,974

	Par (000)

TBA Sale Commitments — (1.4%)

Mortgage-Backed Securities — (1.4%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 10/01/34	USD	8,071	(8,250,357)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/34	1,650	$(1,706,461)
4.00%, 10/01/49	50	(51,881)
4.50%, 10/01/49	3,700	(3,895,932)
5.50%, 10/01/49	75	(81,185)
Ginnie Mae Mortgage-Backed Securities(g):
2.50%, 10/01/49	100	(100,927)
3.50%, 10/01/49	881	(912,678)
4.00%, 10/01/49	907	(943,227)
4.50%, 10/01/49	525	(558,306)
5.00%, 10/01/49	6,711	(7,075,386)
5.50%, 10/01/49	675	(720,642)

Total TBA Sale Commitments – (1.4)% (Proceeds — $24,254,294)		(24,296,982)

Total Investments, Net of TBA Sale Commitments — 105.8% (Cost — $1,805,648,196)		1,858,386,992

Liabilities in Excess of Other Assets — (5.8)%		(101,062,881)

Net Assets — 100.0%		$1,757,324,111

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security, or a portion of the security, is on loan.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.
(j)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	117,660,556	—	(27,644,072)	90,016,484	$90,061,492	$266,041	(c)	$28,344	$17,120
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	100,000	100,000	1,706		—	—

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares iBoxx USD High Yield Corporate Bond ETF(d)	350,000	100,000	(450,000)	—	—	522,807	(562,555)	2,073,256

					$90,161,492	$790,554	$(534,211)	$2,090,376

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ARB	Airport Revenue Bonds

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

OTC	Over-the-Counter

RB	Revenue Bonds

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	285	12/16/19	$28,344	$214,163
Long U.S. Treasury Bond	171	12/19/19	27,755	581,110
Ultra Long U.S. Treasury Bond	564	12/19/19	108,235	(3,012,848)
2-Year U.S. Treasury Note	24	12/31/19	5,172	(5,046)

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
5-Year U.S. Treasury Note	2,070	12/31/19	246,637	1,007,229

				(1,215,392)

Short Contracts
Euro BTP Futures	28	12/06/19	4,451	(8,097)
Euro Bund	83	12/06/19	15,764	(4,100)
Euro OAT	210	12/06/19	38,982	5,343
10-Year Canada Bond	43	12/18/19	4,628	8,809
10-Year U.S. Treasury Note	6	12/19/19	782	(102)
10-Year U.S. Ultra Long Treasury Bond	8	12/19/19	1,139	18,677
Long Gilt	18	12/27/19	2,971	(19,220)

				1,310

				$(1,214,082)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,818,160	AUD	2,640,000	Natwest Markets PLC	12/18/19	$31,936
USD	123,351	AUD	180,000	Westpac Banking Corp.	12/18/19	1,563
USD	522,020	EUR	470,000	Bank of America N.A.	12/18/19	6,693
USD	323,653	HKD	2,530,000	Australia and New Zealand Bank Group	12/18/19	607
USD	160,259	SGD	220,000	Barclays Bank PLC	12/18/19	942

						41,741

USD	1,820,610	CAD	2,410,000	HSBC Bank PLC	12/18/19	(801)
USD	97,034	HKD	760,000	HSBC Bank PLC	12/18/19	(8)

						(809)

						$40,932

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 33, Version 1	5.00%	Quarterly	12/20/24	B	USD	30,500	$(2,092,445)	$(1,991,894)	$(100,551)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio								Premium	Unrealized
				Effective		Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.69%	Semi-Annual	N/A		08/21/21	GBP	4,740	$3,325	$564	$2,761
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.69	Semi-Annual	N/A		08/22/21	GBP	6,775	4,157	(131)	4,288
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.71	Semi-Annual	N/A		08/22/21	GBP	6,755	8,042	152	7,890
(0.57)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	N/A		09/06/21	EUR	80,940	186,757	39,505	147,252
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.73	Semi-Annual	N/A		09/10/21	GBP	11,320	17,623	(11,276)	28,899
(0.51)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	N/A		09/12/21	EUR	62,510	72,005	(10,286)	82,291
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.77	Semi-Annual	N/A		09/12/21	GBP	6,530	17,816	(438)	18,254
(0.51)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	N/A		09/13/21	EUR	21,510	26,908	3,252	23,656
1.66	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/16/21	USD	8,070	(1,556)	256	(1,812)
1.79	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/18/21	USD	24,040	(64,943)	(17,888)	(47,055)
1.72	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/20/21	USD	8,260	(11,201)	(5,505)	(5,696)
(0.44)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	N/A		09/25/21	EUR	17,610	(2,485)	332	(2,817)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.57)	Annual	12/06/19	(a)	12/06/21	EUR	34,070	(80,628)	(31,645)	(48,983)
1.39	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/21	USD	167,160	549,798	253,673	296,125
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.71	Semi-Annual	12/06/19	(a)	12/06/21	GBP	161,690	297,566	(284,807)	582,373
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.52)	Annual	12/06/19	(a)	12/06/21	EUR	254,330	(362,730)	(53,215)	(309,515)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.44)	Annual	12/06/19	(a)	12/06/21	EUR	39,280	17,071	(13,974)	31,045
1.58	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/21	USD	9,600	(2,427)	166	(2,593)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.45)	Annual	12/06/19	(a)	12/06/21	EUR	17,720	4,506	336	4,170
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.76	Semi-Annual	12/06/19	(a)	12/06/21	GBP	12,400	37,703	266	37,437
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.45)	Annual	12/06/19	(a)	12/06/21	EUR	81,290	18,059	20,529	(2,470)
1.59	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/21	USD	42,850	(25,700)	(52,304)	26,604
(0.50)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/24	EUR	13,290	76,484	45,295	31,189
0.61	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	12/06/19	(a)	12/06/24	GBP	51,610	(44,047)	241,123	(285,170)
3-Month LIBOR, 2.09%	Quarterly	1.31	Semi-Annual	12/06/19	(a)	12/06/24	USD	170,458	(1,448,380)	(614,668)	(833,712)

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio								Premium	Unrealized
				Effective		Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
0.68	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	12/06/19	(a)	12/06/24	GBP	65,350	$(334,795)	$361,855	$(696,650)
(0.45)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/24	EUR	101,280	285,817	153,093	132,724
(0.37)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/24	EUR	15,610	(22,859)	24,244	(47,103)
3-Month LIBOR, 2.09%	Quarterly	1.48	Semi-Annual	12/06/19	(a)	12/06/24	USD	9,950	(643)	203	(846)
(0.40)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/24	EUR	7,030	(50)	158	(208)
0.72	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	12/06/19	(a)	12/06/24	GBP	4,720	(36,178)	120	(36,298)
0.72	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	12/06/19	(a)	12/06/24	GBP	4,720	(36,320)	120	(36,440)
(0.41)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/24	EUR	16,910	11,976	(13,886)	25,862
3-Month LIBOR, 2.09%	Quarterly	1.51	Semi-Annual	12/06/19	(a)	12/06/24	USD	16,490	16,935	58,099	(41,164)
6.38	Monthly	1-Month MXIBOR	Monthly	03/18/20	(a)	03/12/25	MXN	99,310	13,056	92	12,964
3-Month STIBOR, (0.09)%	Quarterly	0.00%	Annual	03/18/20	(a)	03/18/25	SEK	155,060	7,830	(391)	8,221
6-Month SIBOR	Semi-Annual	1.54	Semi-Annual	03/18/20	(a)	03/18/25	SGD	8,560	(9,479)	112	(9,591)
1.68	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	(a)	03/18/25	PLN	115,300	(65,498)	530	(66,028)
6-Month BBR	Semi-Annual	0.95	Semi-Annual	03/18/20	(a)	03/18/25	AUD	1,697	854	24	830
3-Month CAD BA	Semi-Annual	1.65	Semi-Annual	03/18/20	(a)	03/18/25	CAD	3,630	(5,834)	56	(5,890)
(0.44)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	(a)	03/18/25	EUR	2,470	6,904	56	6,848
1.56	Quarterly	3-Month HIBOR, 2.26%	Quarterly	03/18/20	(a)	03/18/25	HKD	205,942	73,448	536	72,912
3-Month CAD BA	Semi-Annual	1.69	Semi-Annual	03/18/20	(a)	03/18/25	CAD	1,790	(289)	28	(317)
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.67	Semi-Annual	03/18/20	(a)	03/18/25	GBP	3,770	20,914	(10,138)	31,052
(0.44)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	(a)	03/18/25	EUR	23,920	64,396	22,598	41,798
3-Month JIBAR, 6.79%	Quarterly	6.89	Quarterly	03/18/20	(a)	03/18/25	ZAR	433,310	(232,787)	535	(233,322)
(0.12)	Semi-Annual	6-Month JPY LIBOR, (0.51)%	Semi-Annual	03/18/20	(a)	03/18/25	JPY	63,000	(1,087)	12	(1,099)
(0.32)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	(a)	03/18/25	EUR	2,760	(11,170)	62	(11,232)
3-Month CAD BA	Semi-Annual	1.77	Semi-Annual	03/18/20	(a)	03/18/25	CAD	3,420	9,212	53	9,159
1.45	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	03/18/20	(a)	03/18/25	USD	2,660	630	54	576
3-Month STIBOR, (0.09)%	Quarterly	0.02	Annual	03/18/20	(a)	03/18/25	SEK	22,210	2,837	47	2,790
(0.39)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	(a)	03/18/25	EUR	6,140	768	138	630
0.65	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	N/A		08/21/29	GBP	590	(604)	481	(1,085)

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio								Premium	Unrealized
				Effective		Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
0.67	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	N/A		08/22/29	GBP	1,370	$(3,915)	$616	$(4,531)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.30)	Annual	N/A		09/06/29	EUR	8,240	(127,347)	(64,897)	(62,450)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.15)	Annual	N/A		09/12/29	EUR	5,710	4,715	6,371	(1,656)
0.78	Semi-Annual	6-Month GBP LIBOR, 0.83%	Semi-Annual	N/A		09/12/29	GBP	2,270	(37,375)	(3,678)	(33,697)
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.13)	Annual	N/A		09/13/29	EUR	1,420	3,957	(925)	4,882
3-Month LIBOR, 2.09%	Quarterly	1.61	Semi-Annual	N/A		09/16/29	USD	1,690	6,178	1,661	4,517
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.14)	Annual	N/A		09/16/29	EUR	1,510	3,180	4,614	(1,434)
3-Month LIBOR, 2.09%	Quarterly	1.78	Semi-Annual	N/A		09/18/29	USD	5,110	98,608	26,503	72,105
3-Month LIBOR, 2.09%	Quarterly	1.69	Semi-Annual	N/A		09/20/29	USD	1,680	17,445	6,070	11,375
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.19)	Semi-Annual	12/06/19	(a)	12/06/29	EUR	65,361	343,408	218,534	124,874
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.64	Semi-Annual	12/06/19	(a)	12/06/29	GBP	26,240	(11,238)	(276,620)	265,382
1.42	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/29	USD	48	665	376	289
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.08)	Annual	12/06/19	(a)	12/06/29	EUR	7,220	42,642	(22,905)	65,547
3-Month LIBOR, 2.09%	Quarterly	1.56	Semi-Annual	12/06/19	(a)	12/06/29	USD	180	(16)	4	(20)
(0.16)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/29	EUR	3,510	7,267	89	7,178
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.72	Semi-Annual	12/06/19	(a)	12/06/29	GBP	2,390	23,874	69	23,805
6-Month EURIBOR, (0.39)%	Semi-Annual	(0.19)	Annual	12/06/19	(a)	12/06/29	EUR	8,110	(47,648)	15,691	(63,339)
(0.17)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	12/06/19	(a)	12/06/29	EUR	7,640	27,782	(30,015)	57,797
1.59	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/29	USD	9,210	(17,896)	(68,252)	50,356
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.69	Semi-Annual	12/06/19	(a)	12/06/29	GBP	7,060	45,808	41,839	3,969
6-Month EURIBOR, (0.39)%	Semi-Annual	0.21	Annual	12/06/19	(a)	12/06/49	EUR	22,920	(99,942)	(572,270)	472,328
1.59	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/49	USD	20,480	627,793	472,996	154,797
1.71	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	12/06/19	(a)	12/06/49	USD	1,150	964	38	926
6-Month EURIBOR, (0.39)%	Semi-Annual	0.21	Annual	12/06/19	(a)	12/06/49	EUR	1,210	(7,554)	44	(7,598)

									$(46,938)	$(135,844)	$88,906

(a)	Forward swap.

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio								Premium	Unrealized
					Effective	Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date (a)	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month KRW CDC, 1.51%	Quarterly	1.14%	Quarterly	JPMorgan Chase Bank N.A.	03/18/20	03/18/25	KRW	7,737,322	$(13,457)	$—	$(13,457)
3-Month KRW CDC, 1.51%	Quarterly	1.12	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	41,393,668	(105,425)	—	(105,425)
3-Month KRW CDC, 1.51%	Quarterly	1.16	Quarterly	Bank of America N.A.	03/18/20	03/18/25	KRW	2,809,520	(2,404)	—	(2,404)
3-Month KRW CDC, 1.51%	Quarterly	1.16	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	2,809,520	(2,404)	—	(2,404)

									$(123,690)	$—	$(123,690)

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) September 30, 2019	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$—	$—	$1	$1
Asset-Backed Securities	—	278,392,440	3,050,000	281,442,440
Corporate Bonds(a)	—	672,252,727	—	672,252,727
Foreign Agency Obligations(a)	—	11,600,048	—	11,600,048
Municipal Bonds	—	8,678,218	—	8,678,218
Non-Agency Mortgage-Backed
Securities	—	137,630,400	—	137,630,400
U.S. Government Sponsored
Agency Securities	—	622,151,914	—	622,151,914
U.S. Treasury Obligations	—	58,766,734	—	58,766,734
Short-Term Securities	90,161,492	—	—	90,161,492
Liabilities:
Investments:
TBA Sale Commitments	—	(24,296,982)	—	(24,296,982)

	$90,161,492	$1,765,175,499	$3,050,001	$1,858,386,992

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$41,741	$—	$41,741
Interest rate contracts	1,835,331	2,990,727	—	4,826,058
Liabilities:
Credit contracts	—	(100,551)	—	(100,551)
Forward foreign currency contracts	—	(809)	—	(809)
Interest rate contracts	(3,049,413)	(3,025,511)	—	(6,074,924)

	$(1,214,082)	$(94,403)	$—	$(1,308,485)

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.